Interest-Bearing Loans and Borrowings - Summary of Total Principal Amount Repurchased in the Tender Offer (Detail) £ in Millions, $ in Millions	Dec. 05, 2023 GBP (£)	Dec. 05, 2023 USD ($)
2.850% Notes due 2037 [Member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 05, 2023
Issuer	ABISA
Title of series of notes partially repurchased	2.85%	2.85%
Notes Repurchased Maturity Period	Notes due 2037
Currency	GBP
Original principal amount outstanding | £	£ 411
Principal amount repurchased | £	163
Principal amount not repurchased | £	£ 248
3.750% Notes due 2042 [Member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 05, 2023
Issuer	ABIWW
Title of series of notes partially repurchased	3.75%	3.75%
Notes Repurchased Maturity Period	Notes due 2042
Currency	USD
Original principal amount outstanding		$ 471
Principal amount repurchased		121
Principal amount not repurchased		$ 350
4.600% Notes due 2060 [Member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 05, 2023
Issuer	ABIWW
Title of series of notes partially repurchased	4.60%	4.60%
Notes Repurchased Maturity Period	Notes due 2060
Currency	USD
Original principal amount outstanding		$ 497
Principal amount repurchased		150
Principal amount not repurchased		$ 347
4.500% Notes due 2050 [Member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 05, 2023
Issuer	ABIWW
Title of series of notes partially repurchased	4.50%	4.50%
Notes Repurchased Maturity Period	Notes due 2050
Currency	USD
Original principal amount outstanding		$ 1,567
Principal amount repurchased		465
Principal amount not repurchased		$ 1,102
4.600% Notes due 2048 [Member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 05, 2023
Issuer	ABIWW
Title of series of notes partially repurchased	4.60%	4.60%
Notes Repurchased Maturity Period	Notes due 2048
Currency	USD
Original principal amount outstanding		$ 2,179
Principal amount repurchased		1,124
Principal amount not repurchased		$ 1,055
3.650% Notes due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 05, 2023
Issuer	ABIWW and ABC
Title of series of notes partially repurchased	3.65%	3.65%
Notes Repurchased Maturity Period	Notes due 2026
Currency	USD
Original principal amount outstanding		$ 3,491
Principal amount repurchased		1,237
Principal amount not repurchased		$ 2,254
4.000% Notes due 2043 [Member]
Disclosure of detailed information about borrowings [line items]
Date of redemption	Dec. 05, 2023
Issuer	ABIFI
Title of series of notes partially repurchased	4.00%	4.00%
Notes Repurchased Maturity Period	Notes due 2043
Currency	USD
Original principal amount outstanding		$ 404
Principal amount repurchased		64
Principal amount not repurchased		$ 340